BORROWINGS (Long-term Narrative) (Details)	1 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) shares	Oct. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Jul. 17, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 24, 2015 CNY (¥)	Jul. 24, 2015 USD ($)
Debt Instrument [Line Items]
Debt, face amount						¥ 800,000,000						$ 6,000,000	¥ 300,000,000
Change in fair value of warrants			¥ 0	$ 0	¥ 0	(34,937,341)
Interest cost			429,347,129		322,002,538	409,731,845
Long-term borrowings			1,954,830,774		379,788,937					$ 284,318,344
Current portion of debt			10,318,000		10,256,583					1,500,691
Debt Instrument, Interest Rate, Stated Percentage														7.37%
Long-term Debt			2,141,402,299							$ 75,189,000
Disposal Group, Including Discontinued Operation, Interest Expense		¥ 215,226,564
Debt Instrument, Collateral Amount			53,700,000
Loan Agreement With Financial Investment Management Center [Member]
Debt Instrument [Line Items]
Debt, face amount								¥ 20,000,000
Debt term								3 years	3 years
Debt Instrument, Interest Rate, Stated Percentage								3.00%								3.00%
Debt Instrument, Term								3 years	3 years
Long term Borrowings With Embedded Warrants [Member]
Debt Instrument [Line Items]
Interest Expense, Debt						119,050,121	$ 18,109,126
Loan agreement with The Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 609,283,000
Effective interest rate			5.03%							5.03%	5.03%
Long-term Debt			¥ 207,948,000
Loan agreement with The Export-Import Bank of China [Member] | Loan Agreement Due April 2017 [Member]
Debt Instrument [Line Items]
Current portion of debt			138,632,000
Loan Eight [Member] | Plants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt, face amount			177,910,416
China Merchants Bank [Member]
Debt Instrument [Line Items]
Debt, face amount						¥ 87,880,000
Debt term						10 years	10 years
Debt Instrument, Interest Rate, Stated Percentage						5.39%									5.39%
Long-term Debt			67,570,737
Debt Instrument, Term						10 years	10 years
China Merchants Bank [Member] | Loan Agreement Due December 2018 [Member]
Debt Instrument [Line Items]
Current portion of debt			7,939,525
Loan Agreement With Credit Suisse Ag [Member]
Debt Instrument [Line Items]
Debt, face amount			¥ 274,528,000		¥ 41,179,200					$ 40,000,000
Debt term			3 years	3 years	3 years
Debt Instrument, Interest Rate, Stated Percentage			5.62%		5.62%					5.62%	5.62%	5.62%
Debt Instrument, Term			3 years	3 years	3 years
consortium Loan one [Member]
Debt Instrument [Line Items]
Debt term			7 years	7 years
Debt instrument, description of variable rate basis			2% and LIBOR	2% and LIBOR
Debt Instrument, Term			7 years	7 years
Line of Credit Facility, Current Borrowing Capacity			¥ 848,128,343							$ 108,354,612	$ 285,626,775
Debt Instrument, Collateral Amount			¥ 1,101,405,800
consortium Loan Two [Member]
Debt Instrument [Line Items]
Debt term			14 years	14 years
Long-term Debt			¥ 516,037,145
Debt Instrument, Term			14 years	14 years
Line of Credit Facility, Current Borrowing Capacity			¥ 721,911,217
Debt Instrument, Collateral Amount			¥ 957,737,602
consortium Loan Two [Member] | Project Assets [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity | $										105,185,805
consortium Loan Three [Member]
Debt Instrument [Line Items]
Debt term			7 years	7 years
Debt instrument, description of variable rate basis			2% and LIBOR	2% and LIBOR
Debt Instrument, Term			7 years	7 years
Line of Credit Facility, Current Borrowing Capacity			¥ 96,010,874							12,728,442	$ 25,521,998
Debt Instrument, Collateral Amount			196,487,603
Loan Seven [Member]
Debt Instrument [Line Items]
Debt, face amount			134,494,033							19,596,403
Guochuang Investment [Member]
Debt Instrument [Line Items]
Debt, face amount					¥ 50,000,000										$ 20,000,000
Debt term						3 years	3 years
Debt Instrument, Term						3 years	3 years
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member]
Debt Instrument [Line Items]
Debt, face amount | $	$ 150,000,000
Number of financial institutions other than Credit Suisse	6
Debt instrument, interest rate spread	6.00%
Debt instrument, description of variable rate basis					LIBOR
Frequency of interest payment	6
Total debt issuance cost | $	$ 4,000,000
Warrants issued | shares	6,750
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	0.675%
Number of financial institutions	7
Internal rate of return on the aggregate principal amount of the loan	10.00%
Fair value of the warrants								¥ 68,377,608		$ 10,530,000							¥ 62,331,211	$ 10,190,000
Fair value of the warrants residual allocated to the loan															139,810,000		¥ 855,203,789
Total transaction cost								26,658,170	$ 4,358,118
Transaction cost related to warrants charged to financial costs								1,810,978	296,061
Debt discount								24,847,192							$ 4,062,057
Change in fair value of warrants								2,096,024	340,000
Interest cost								49,954,794	8,017,525
Carrying value of the loan								905,557,426								$ 139,453,836
Debt discount amortization								¥ 24,064,580	$ 3,705,892
Effective interest rate								13.95%								13.95%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO One [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	0.675%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Two [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	1.425%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Three [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions	2.10%
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member]
Debt Instrument [Line Items]
Interest cost								¥ 9,813,448
Carrying amount of solar project sold | $																$ 1,276,496,254
Cash consideration for solar project sold								2,033,000,000
Proceeds received from the seller-lessee, netting off the transaction costs								1,589,704,880
Transaction costs								¥ 53,295,120
Expected useful life of solar projects								20 years	20 years
Long-term borrowings								¥ 1,268,724,225
Current portion of debt								¥ 149,481,917
Effective interest rate								6.55%								6.55%
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Minimum [Member]
Debt Instrument [Line Items]
Lease term								5 years	5 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Maximum [Member]
Debt Instrument [Line Items]
Lease term								12 years	12 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Accounts receivable [Member]
Debt Instrument [Line Items]
Pledged assets | $																$ 98,147,637
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Project Assets [Member]
Debt Instrument [Line Items]
Pledged assets | $																1,276,496,254
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Equity Interest [Member]
Debt Instrument [Line Items]
Pledged assets | $																$ 862,082,542
JinkoSolar Power [Member]
Debt Instrument [Line Items]
Disposal Group, Including Discontinued Operation, Interest Expense			¥ 142,644,823